Long-Term Investments - Schedule of Long-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity method investments:
Balance at beginning of the year	$ 2,785	$ 1,488
Additions		1,214
Share of income / (loss) from equity investees	(259)	25	(45)
Dilution gains arising from deemed disposal of investments	449
Exchange differences	(10)	58
Balance at end of the year	2,965	2,785	1,488
Cost method investments:
Balance at beginning of the year	164
Additions	2,359	162
Exchange difference	10	2
Balance at end of the year	2,533	164
Total long-term investments	$ 5,498	$ 2,949